Debt - Unaudited - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 15, 2006
Debt Instrument [Line Items]
Warrants, exercise price	$ 0.01		$ 0.01
Humacyte, Inc.
Debt Instrument [Line Items]
Warrants, exercise price		$ 2.699		$ 0.30
Term loan agreement | Humacyte, Inc.
Debt Instrument [Line Items]
Warrants, exercise price	$ 2.699
Warrants immediately exercisable	1,095,616
Additional Funding in Tranche	$ 10.0
Warrants become exercisable upon funding of additional amount	469,550
Fair value of warrants	$ 2.4
Final payment fee (as a percent)	5.00%
Final payment fee	$ 1.0
Debt issuance costs	$ 0.3